Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Directors And Other Key Management Personnel
The key management of the Company comprises executive and
non-executive
directors and members of executive management. The remuneration of the Company’s directors and other key management personnel during the years ended December 31 are as follows:

	2019	2018
Salaries, directors’ fees and other short-term benefits	$2,762	$2,690
Share-based payments	1,940	2,078

Total key management personnel compensation	$4,702	$4,768